Key Management Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Schedule of Key Management our Directors and Senior Vice Presidents

(CAD$ in millions)	2023	2022
Salaries, bonuses, director fees and other short-term benefits	$23	$23
Post-employment benefits	7	(7)
Share option compensation expense	11	12
Compensation expense related to Units	29	54
	$70	$82